UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04494

                                     The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

First Quarter Report — March 31, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund increased 0.8% compared with an increase of 1.0% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)					Since Inception (3/3/86)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABAX)	0.81%	4.81%	13.21%	8.85%	12.32%
S&P 500 Index	0.95	12.73	14.47	8.01	10.41(d)
Dow Jones Industrial Average	0.33	10.50	13.16	8.13	11.26(d)
Nasdaq Composite Index	3.85	18.24	16.82	10.58	9.26(d)
Class A (GATAX)	0.82	4.81	13.22	8.85	12.32
With sales charge (b)	(4.98)	(1.21)	11.88	8.21	12.09
Class C (GATCX)	0.61	4.01	12.37	8.04	12.00
With contingent deferred sales charge (c)	(0.39)	3.01	12.37	8.04	12.00
Class I (GABIX)	0.87	5.08	13.49	9.04	12.39

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)    The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.8%
	Aerospace — 1.8%
48,000	B/E Aerospace Inc.	$3,053,760
654,800	Exelis Inc.	15,957,476
5,000	Lockheed Martin Corp.	1,014,800
6,000	Northrop Grumman Corp.	965,760
2,126,100	Rolls-Royce Holdings plc	30,056,113
70,000	The Boeing Co.	10,505,600

		61,553,509

	Agriculture — 0.6%
313,000	Archer Daniels Midland Co.	14,836,200
43,000	Monsanto Co.	4,839,220
8,000	Potash Corp of Saskatchewan Inc.	258,000
26,000	The Mosaic Co.	1,197,560

		21,130,980

	Airlines — 0.0%
29,000	American Airlines Group Inc.	1,530,620
100,000	American Airlines Group Inc., Escrow†	215,000

		1,745,620

	Automotive — 1.0%
50,000	General Motors Co.	1,875,000
330,000	Hertz Global Holdings Inc.†	7,154,400
663,000	Navistar International Corp.†	19,558,500
93,000	PACCAR Inc.	5,872,020
3,000	Volkswagen AG	774,338

		35,234,258

	Automotive: Parts and Accessories — 4.7%
203,400	BorgWarner Inc.	12,301,632
300,000	Brembo SpA	12,264,252
94,000	CLARCOR Inc.	6,209,640
590,600	Dana Holding Corp.	12,497,096
164,702	Federal-Mogul Holdings Corp.†	2,192,184
526,000	Genuine Parts Co.	49,017,940
417,500	Johnson Controls Inc.	21,058,700
115,000	Modine Manufacturing Co.†	1,549,050
139,700	O’Reilly Automotive Inc.†	30,208,728
73,000	Standard Motor Products Inc.	3,084,980
190,000	Superior Industries International Inc.	3,596,700
86,400	Tenneco Inc.†	4,961,088
44,000	Visteon Corp.†	4,241,600

		163,183,590

	Aviation: Parts and Services — 2.8%
990,000	BBA Aviation plc	4,943,170
405,500	Curtiss-Wright Corp.	29,982,670
580,000	GenCorp Inc.†	13,450,200
121,100	Kaman Corp.	5,138,273
48,000	KLX Inc.†	1,849,920
205,000	Precision Castparts Corp.	43,050,000

Shares		Market Value
4,000	Woodward Inc.	$204,040

		98,618,273

	Broadcasting — 1.6%
298,200	CBS Corp., Cl. A, Voting	18,378,066
18,000	Cogeco Inc.	784,778
26,666	Corus Entertainment Inc., New York, Cl. B	405,323
13,334	Corus Entertainment Inc., Toronto, Cl. B	202,555
120,000	ITV plc	450,180
47,500	Liberty Broadband Corp., Cl. A†	2,682,800
131,864	Liberty Broadband Corp., Cl. C†	7,463,502
195,000	Liberty Media Corp., Cl. A†	7,517,250
322,000	Liberty Media Corp., Cl. C†	12,300,400
10,400	Naspers Ltd., Cl. N	1,603,430
10,000	Pandora Media Inc.†	162,100
50,000	Sky plc	736,505
366,000	Television Broadcasts Ltd.	2,258,982
40,000	Tokyo Broadcasting System Holdings Inc.	505,607

		55,451,478

	Building and Construction — 0.3%
13,000	Assa Abloy AB, Cl. B	775,881
180,700	Fortune Brands Home & Security Inc.	8,579,636
30,000	Layne Christensen Co.†	150,300

		9,505,817

	Business Services — 2.9%
12,000	ACCO Brands Corp.†	99,720
54,561	Aramark	1,725,764
62,000	Ascent Capital Group Inc., Cl. A†	2,468,220
700	Blackhawk Network Holdings Inc.†	25,039
7,393	Blackhawk Network Holdings Inc., Cl. B†	262,821
102,100	Blucora Inc.†	1,394,686
200,000	Clear Channel Outdoor Holdings Inc., Cl. A	2,024,000
122,600	Ecolab Inc.	14,022,988
15,000	Edenred	374,427
140,000	Fly Leasing Ltd., ADR	2,038,400
60,000	Landauer Inc.	2,108,400
327,000	Live Nation Entertainment Inc.†	8,250,210
105,000	Macquarie Infrastructure Co. LLC	8,640,450
244,000	MasterCard Inc., Cl. A	21,079,160
20,000	MOCON Inc.	334,400
2,000	MSC Industrial Direct Co. Inc., Cl. A	144,400
267,000	The Brink’s Co.	7,377,210
1,120,000	The Interpublic Group of Companies Inc.	24,774,400
24,000	Vectrus Inc.†	611,760
64,000	Visa Inc., Cl. A	4,186,240

		101,942,695

	Cable and Satellite — 7.3%
227,400	AMC Networks Inc., Cl. A†	17,427,936
1,777,600	Cablevision Systems Corp., Cl. A	32,530,080
5,000	Charter Communications Inc., Cl. A†	965,550

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
160,000	Comcast Corp., Cl. A	$9,035,200
260,000	Comcast Corp., Cl. A, Special	14,576,900
60,000	DigitalGlobe Inc.†	2,044,200
637,000	DIRECTV†	54,208,700
305,200	DISH Network Corp., Cl. A†	21,382,312
106,000	EchoStar Corp., Cl. A†	5,482,320
147,900	Liberty Global plc, Cl. A†	7,612,413
575,000	Liberty Global plc, Cl. C†	28,640,750
929,800	Rogers Communications Inc., New York, Cl. B	31,129,704
50,000	Rogers Communications Inc., Toronto, Cl. B	1,673,838
217,900	Scripps Networks Interactive Inc., Cl. A	14,939,224
124,000	Shaw Communications Inc., New York, Cl. B	2,781,320
120,000	Shaw Communications Inc., Toronto, Cl. B	2,692,669
42,000	Time Warner Cable Inc.	6,294,960

		253,418,076

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.	91,907
79,500	Royce Value Trust Inc.	1,138,440

		1,230,347

	Communications Equipment — 0.2%
365,000	Corning Inc.	8,278,200

	Computer Hardware — 0.3%
187,000	Hewlett-Packard Co.	5,826,920
20,000	International Business Machines Corp.	3,210,000
2,000	Wincor Nixdorf AG	94,063

		9,130,983

	Computer Software and Services — 1.8%
247,000	Diebold Inc.	8,758,620
20,000	DST Systems Inc.	2,214,200
125,000	EarthLink Holdings Corp.	555,000
203,000	eBay Inc.†	11,709,040
56,400	Fidelity National Information Services Inc.	3,838,584
1,600	Google Inc., Cl. A†	887,520
4,100	Google Inc., Cl. C†	2,246,800
155,000	Internap Corp.†	1,585,650
20,000	InterXion Holding NV†	564,000
30,000	MedAssets Inc.†	564,600
35,000	Microsoft Corp.	1,422,925
158,000	NCR Corp.†	4,662,580
75,000	RealD Inc.†	959,250
87,000	Rockwell Automation Inc.	10,091,130
269,000	Yahoo! Inc.†	11,953,015

		62,012,914

	Consumer Products — 4.8%
107,000	Avon Products Inc.	854,930
30,000	Brunswick Corp.	1,543,500
11,000	Christian Dior SE	2,078,719

Shares		Market Value
333,800	Church & Dwight Co. Inc.	$28,513,196
240,000	Coty Inc., Cl. A	5,824,800
375,000	Energizer Holdings Inc.	51,768,750
3,400	Givaudan SA	6,164,643
31,000	Harley-Davidson Inc.	1,882,940
2,000	Hermes International	706,221
20,000	Kimberly-Clark Corp.	2,142,200
7,000	National Presto Industries Inc.	443,730
48,000	Reckitt Benckiser Group plc	4,129,766
100,000	Sally Beauty Holdings Inc.†	3,437,000
9,000	Stanley Black & Decker Inc.	858,240
10,000	Svenska Cellulosa AB, Cl. A	232,230
50,000	Svenska Cellulosa AB, Cl. B	1,153,603
1,046,400	Swedish Match AB	30,813,100
10,000	Syratech Corp.†	30
4,000	The Estee Lauder Companies Inc., Cl. A	332,640
255,000	The Procter & Gamble Co.	20,894,700
65,000	Unilever plc, ADR	2,711,150
48,000	Wolverine World Wide Inc.	1,605,600

		168,091,688

	Consumer Services — 2.0%
5,000	Allegion plc	305,850
112,000	IAC/InterActiveCorp.	7,556,640
485,600	Liberty Interactive Corp., Cl. A†	14,174,664
51,500	Liberty TripAdvisor Holdings Inc., Cl. A†	1,637,185
129,000	Liberty Ventures, Cl. A†	5,419,290
1,234,150	Rollins Inc.	30,520,530
210,000	The ADT Corp.	8,719,200

		68,333,359

	Diversified Industrial — 4.4%
2,000	Acuity Brands Inc.	336,320
5,000	Anixter International Inc.†	380,650
54,000	Blount International Inc.†	695,520
366,700	Crane Co.	22,885,747
115,000	Eaton Corp. plc	7,813,100
80,800	Greif Inc., Cl. A	3,173,016
253,000	Greif Inc., Cl. B	11,638,000
410,500	Honeywell International Inc.	42,819,255
25,000	Ingersoll-Rand plc	1,702,000
260,000	ITT Corp.	10,376,600
30,000	Jardine Matheson Holdings Ltd.	1,896,000
127,500	Jardine Strategic Holdings Ltd.	4,462,500
154,300	Katy Industries Inc.†	399,637
17,000	Magnetek Inc.†	654,840
245,000	Myers Industries Inc.	4,294,850
12,000	Nortek Inc.†	1,059,000
34,000	Pentair plc	2,138,260
19,000	Sulzer AG	2,091,994
178,000	Textron Inc.	7,890,740
300,000	Toray Industries Inc.	2,518,864
222,000	Trinity Industries Inc.	7,883,220

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
334,200	Tyco International plc	$14,390,652
4,000	Waters Corp.†	497,280

		151,998,045

	Electronics — 1.5%
160,000	Cypress Semiconductor Corp.	2,257,600
31,000	Dolby Laboratories Inc., Cl. A	1,182,960
21,000	Intel Corp.	656,670
12,800	Kyocera Corp., ADR	702,976
1,500	Mettler-Toledo International Inc.†	492,975
3,000	Samsung Electronics Co. Ltd., GDR	1,932,000
935,000	Sony Corp., ADR	25,039,300
41,000	TE Connectivity Ltd.	2,936,420
225,000	Texas Instruments Inc.	12,866,625
25,000	Thermo Fisher Scientific Inc.	3,358,500

		51,426,026

	Energy and Utilities — 5.1%
11,000	Anadarko Petroleum Corp.	910,910
154,000	BP plc, ADR	6,022,940
12,000	Cameron International Corp.†	541,440
244,000	Chevron Corp.	25,615,120
266,000	ConocoPhillips	16,561,160
161,000	CONSOL Energy Inc.	4,490,290
113,000	Devon Energy Corp.	6,815,030
2,000	Diamond Offshore Drilling Inc.	53,580
15,000	Edison International	937,050
219,000	El Paso Electric Co.	8,462,160
125,000	EOG Resources Inc.	11,461,250
280,000	Exxon Mobil Corp.	23,800,000
32,000	FirstEnergy Corp.	1,121,920
130,000	GenOn Energy Inc., Escrow†	0
173,000	Halliburton Co.	7,591,240
90,000	Kinder Morgan Inc.	3,785,400
277,900	National Fuel Gas Co.	16,765,707
19,000	NextEra Energy Inc.	1,976,950
56,400	Oceaneering International Inc.	3,041,652
30,000	Patterson-UTI Energy Inc.	563,250
5,000	Phillips 66	393,000
200,000	Rowan Companies plc, Cl. A	3,542,000
36,000	Royal Dutch Shell plc, Cl. A, ADR	2,147,400
108,000	SJW Corp.	3,338,280
149,500	Southwest Gas Corp.	8,696,415
140,000	Spectra Energy Corp.	5,063,800
100,000	The AES Corp.	1,285,000
36,000	Wartsila OYJ Abp	1,595,579
820,000	Weatherford International plc†	10,086,000

		176,664,523

	Entertainment — 7.3%
195,500	Discovery Communications Inc., Cl. A†	6,013,580

Shares		Market Value
541,500	Discovery Communications Inc., Cl. C†	$15,960,713
16,000	DreamWorks Animation SKG Inc., Cl. A†	387,200
10,000	Electronic Arts Inc.†	588,150
808,400	Grupo Televisa SAB, ADR†	26,685,284
489,054	Media General Inc.†	8,064,500
129,400	Starz, Cl. A†	4,452,654
440,800	The Madison Square Garden Co., Cl. A†	37,313,720
285,001	Time Warner Inc.	24,065,484
2,168,900	Twenty-First Century Fox Inc., Cl. A	73,395,576
181,000	Twenty-First Century Fox Inc., Cl. B	5,951,280
452,500	Viacom Inc., Cl. A	31,082,225
25,000	Viacom Inc., Cl. B	1,707,500
740,000	Vivendi SA	18,400,142

		254,068,008

	Environmental Services — 1.5%
75,000	Progressive Waste Solutions Ltd.	2,203,500
647,300	Republic Services Inc.	26,254,488
20,000	Waste Connections Inc.	962,800
400,000	Waste Management Inc.	21,692,000

		51,112,788

	Equipment and Supplies — 6.8%
1,121,900	AMETEK Inc.	58,944,626
12,000	Amphenol Corp., Cl. A	707,160
10,000	AZZ Inc.	465,900
94,000	CIRCOR International Inc.	5,141,800
120,000	Crown Holdings Inc.†	6,482,400
168,000	CTS Corp.	3,022,320
8,000	Danaher Corp.	679,200
758,900	Donaldson Co. Inc.	28,618,119
600,000	Flowserve Corp.	33,894,000
57,000	Graco Inc.	4,113,120
194,000	GrafTech International Ltd.†	754,660
679,400	IDEX Corp.	51,518,902
130,000	Interpump Group SpA	2,114,901
16,000	Lawson Products Inc.†	371,360
136,000	Mueller Industries Inc.	4,913,680
5,000	SEACOR Holdings Inc.†	348,350
180,000	Sealed Air Corp.	8,200,800
2,000	SL Industries Inc.†	85,500
26,000	Tenaris SA, ADR	728,000
93,000	The Manitowoc Co. Inc.	2,005,080
53,000	The Timken Co.	2,233,420
17,000	The Toro Co.	1,192,040
80,000	The Weir Group plc	2,018,601
24,000	Valmont Industries Inc.	2,949,120
273,200	Watts Water Technologies Inc., Cl. A	15,034,196

		236,537,255

	Financial Services — 9.2%
14,600	Alleghany Corp.†	7,110,200
73,000	AllianceBernstein Holding LP	2,253,510

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
620,600	American Express Co.	$48,481,272
5,000	Ameriprise Financial Inc.	654,200
1,000	Aon plc	96,120
31,900	Argo Group International Holdings Ltd.	1,599,785
52,000	Bank of America Corp.	800,280
204	Berkshire Hathaway Inc., Cl. A†	44,370,000
75,000	BKF Capital Group Inc.†	103,125
45,000	Calamos Asset Management Inc., Cl. A	605,250
65,000	Citigroup Inc.	3,348,800
31,000	Cullen/Frost Bankers Inc.	2,141,480
57,000	First Niagara Financial Group Inc.	503,880
170,000	Fortress Investment Group LLC, Cl. A	1,371,900
134,000	GAM Holding AG	2,785,347
235,000	H&R Block Inc.	7,536,450
10,000	HSBC Holdings plc, ADR	425,900
52,000	Interactive Brokers Group Inc., Cl. A	1,769,040
400,000	Janus Capital Group Inc.	6,876,000
262,000	JPMorgan Chase & Co.	15,871,960
95,900	Kinnevik Investment AB, Cl. A	3,227,048
150,000	Kinnevik Investment AB, Cl. B	5,017,911
245,750	KKR & Co. LP	5,605,558
344,000	Legg Mason Inc.	18,988,800
66,000	LendingTree Inc.†	3,696,660
37,000	Leucadia National Corp.	824,730
62,000	Loews Corp.	2,531,460
43,000	M&T Bank Corp.	5,461,000
129,000	Marsh & McLennan Companies Inc.	7,235,610
10,000	Morgan Stanley	356,900
84,000	Northern Trust Corp.	5,850,600
30,000	Popular Inc.†	1,031,700
134,200	State Street Corp.	9,867,726
20,000	SunTrust Banks Inc.	821,800
52,000	T. Rowe Price Group Inc.	4,210,960
666,900	The Bank of New York Mellon Corp.	26,836,056
47,000	The Blackstone Group LP	1,827,830
13,500	The Goldman Sachs Group Inc.	2,537,595
193,000	The Hartford Financial Services Group Inc.	8,071,260
141,000	The PNC Financial Services Group Inc.	13,146,840
10,000	Value Line Inc.	146,100
25,000	W. R. Berkley Corp.	1,262,750
155,000	Waddell & Reed Financial Inc., Cl. A	7,678,700
644,400	Wells Fargo & Co.	35,055,360

		319,995,453

	Food and Beverage — 11.6%
509,700	Brown-Forman Corp., Cl. A	46,270,566
135,000	Brown-Forman Corp., Cl. B	12,197,250
60,000	Campbell Soup Co.	2,793,000
400,000	China Mengniu Dairy Co. Ltd.	2,125,725
36,000	Chr. Hansen Holding A/S	1,653,731
26,000	Coca-Cola Enterprises Inc.	1,149,200

Shares		Market Value
16,500	Coca-Cola HBC AG	$297,383
345,000	ConAgra Foods Inc.	12,602,850
81,200	Constellation Brands Inc., Cl. A†	9,436,252
12,000	Core-Mark Holding Co. Inc.	771,840
30,000	Crimson Wine Group Ltd.†	273,000
275,000	Danone SA	18,516,269
846,200	Davide Campari-Milano SpA	5,909,625
317,000	Diageo plc, ADR	35,050,690
84,348	Diamond Foods Inc.†	2,747,214
199,000	Dr Pepper Snapple Group Inc.	15,617,520
80,000	Farmer Brothers Co.†	1,980,000
320,000	Flowers Foods Inc.	7,276,800
41,000	Fomento Economico Mexicano SAB de CV, ADR†	3,833,500
514,000	General Mills Inc.	29,092,400
2,300,000	Grupo Bimbo SAB de CV, Cl. A	6,500,344
10,000	Heineken Holding NV	689,233
112,500	Heineken NV	8,592,154
20,000	Heineken NV, ADR	762,800
40,000	Ingredion Inc.	3,112,800
193,900	ITO EN Ltd.	4,188,893
15,000	John Bean Technologies Corp.	535,800
40,000	Kellogg Co.	2,638,000
80,300	Kerry Group plc, Cl. A	5,385,165
30,000	Keurig Green Mountain Inc.	3,351,900
480,400	Kikkoman Corp.	15,280,994
71,000	Kraft Foods Group Inc.	6,185,165
19,800	LVMH Moet Hennessy Louis Vuitton SE	3,494,731
165,000	Maple Leaf Foods Inc.	3,019,778
15,000	MEIJI Holdings Co. Ltd.	1,832,243
444,000	Mondelēz International Inc., Cl. A	16,023,960
245,000	Morinaga Milk Industry Co. Ltd.	931,505
120,000	Nestlé SA	9,063,593
187,800	NISSIN FOODS HOLDINGS CO. LTD.	9,254,163
200,000	Parmalat SpA	535,042
220,000	PepsiCo Inc.	21,036,400
68,900	Pernod Ricard SA	8,160,400
142,000	Post Holdings Inc.†	6,651,280
93,000	Remy Cointreau SA	6,849,853
10,000	SABMiller plc	525,121
66,000	Snyder’s-Lance Inc.	2,109,360
45,000	Suntory Beverage & Food Ltd.	1,932,297
170,000	The Coca-Cola Co.	6,893,500
34,000	The Hain Celestial Group Inc.†	2,177,700
21,000	The J.M. Smucker Co.	2,430,330
45,000	The WhiteWave Foods Co.†	1,995,300
600,000	Tingyi (Cayman Islands) Holding Corp.	1,290,913
169,500	Tootsie Roll Industries Inc.	5,749,440
32,000	Tyson Foods Inc., Cl. A	1,225,600
315,600	Yakult Honsha Co. Ltd.	22,025,030

		402,025,602

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care — 5.1%
37,842	Actavis plc†	$11,262,387
30,000	Aetna Inc.	3,195,900
227,000	Alere Inc.†	11,100,300
23,000	AmerisourceBergen Corp.	2,614,410
58,900	Amgen Inc.	9,415,165
37,000	AngioDynamics Inc.†	658,230
15,000	Anthem Inc.	2,316,150
71,000	Baxter International Inc.	4,863,500
15,700	Becton, Dickinson and Co.	2,254,363
15,000	Biogen Inc.†	6,333,600
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,554,570
475,000	BioScrip Inc.†	2,104,250
125,000	Boston Scientific Corp.†	2,218,750
125,000	Bristol-Myers Squibb Co.	8,062,500
17,500	Cepheid Inc.†	995,750
83,000	Chemed Corp.	9,910,200
35,000	Cigna Corp.	4,530,400
29,000	CONMED Corp.	1,464,210
53,000	DaVita HealthCare Partners Inc.†	4,307,840
30,000	Eli Lilly & Co.	2,179,500
25,000	Endo International plc†	2,242,500
44,000	Exactech Inc.†	1,127,720
60,000	Express Scripts Holding Co.†	5,206,200
20,000	Gerresheimer AG	1,104,492
60,000	HCA Holdings Inc.†	4,513,800
31,000	Henry Schein Inc.†	4,328,220
10,000	Humana Inc.	1,780,200
48,000	Indivior plc†	135,285
96,500	Johnson & Johnson	9,707,900
6,000	Laboratory Corp. of America Holdings†	756,540
20,000	McKesson Corp.	4,524,000
3,000	Mead Johnson Nutrition Co.	301,590
43,020	Medtronic plc.	3,355,130
145,000	Merck & Co. Inc.	8,334,600
50,000	Mylan NV†	2,967,500
20,000	Myriad Genetics Inc.†	708,000
97,757	NeoGenomics Inc.†	456,525
30,432	Orthofix International NV†	1,092,205
30,000	Owens & Minor Inc.	1,015,200
42,000	Patterson Companies Inc.	2,049,180
40,000	Pfizer Inc.	1,391,600
40,000	Quality Systems Inc.	639,200
44,000	Quidel Corp.†	1,187,120
400	Regeneron Pharmaceuticals Inc.†	180,592
76,000	Roche Holding AG, ADR	2,612,880
15,000	St. Jude Medical Inc.	981,000
32,000	Stryker Corp.	2,952,000
136,396	Tenet Healthcare Corp.†	6,752,966
56,000	UnitedHealth Group Inc.	6,624,240
29,000	William Demant Holding A/S†	2,462,349

Shares		Market Value
92,000	Wright Medical Group Inc.†	$2,373,600
14,000	Zimmer Holdings Inc.	1,645,280
11,000	Zoetis Inc.	509,190

		177,360,779

	Home Furnishings — 0.1%
15,000	Bed Bath & Beyond Inc.†	1,151,625
106,000	Blyth Inc.	804,540

		1,956,165

	Hotels and Gaming — 1.4%
17,000	Accor SA	888,002
58,000	Belmond Ltd., Cl. A†	712,240
22,000	Churchill Downs Inc.	2,529,340
730,000	Genting Singapore plc	489,380
10,000	Homeinns Hotel Group, ADR†	236,700
47,000	Hyatt Hotels Corp., Cl. A†	2,783,340
55,000	Interval Leisure Group Inc.	1,441,550
700,000	Ladbrokes plc	1,083,025
82,000	Las Vegas Sands Corp.	4,513,280
4,229,100	Mandarin Oriental International Ltd.	6,724,269
400,000	MGM Resorts International†	8,412,000
46,000	Pinnacle Entertainment Inc.†	1,660,140
35,000	Ryman Hospitality Properties Inc.	2,131,850
92,000	Starwood Hotels & Resorts Worldwide Inc.	7,682,000
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,817,101
100,000	Universal Entertainment Corp.	1,635,052
10,000	Wyndham Worldwide Corp.	904,700
11,000	Wynn Resorts Ltd.	1,384,680

		48,028,649

	Machinery — 2.9%
121,500	Caterpillar Inc.	9,723,645
280,000	CNH Industrial NV, Brsaltaliana	2,294,144
1,509,168	CNH Industrial NV, New York	12,314,811
550,000	Deere & Co.	48,229,500
12,000	Kennametal Inc.	404,280
26,000	Mueller Water Products Inc., Cl. A	256,100
750,000	Xylem Inc.	26,265,000
19,000	Zebra Technologies Corp., Cl. A†	1,723,585

		101,211,065

	Manufactured Housing and Recreational Vehicles — 0.1%
31,500	Cavco Industries Inc.†	2,364,390
33,000	Nobility Homes Inc.†	396,000
43,000	Skyline Corp.†	149,640

		2,910,030

	Metals and Mining — 1.3%
58,000	Agnico Eagle Mines Ltd.	1,620,520
400,000	Alcoa Inc.	5,168,000
311,600	Barrick Gold Corp.	3,415,136
82,000	Cliffs Natural Resources Inc.	394,420
95,000	Franco-Nevada Corp.	4,611,300

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
215,000	Freeport-McMoRan Inc.	$4,074,250
40,000	Global Brass & Copper Holdings Inc.	618,000
50,000	Kinross Gold Corp.†	112,000
52,000	New Hope Corp. Ltd.	96,242
613,000	Newmont Mining Corp.	13,308,230
98,000	Peabody Energy Corp.	482,160
135,000	Royal Gold Inc.	8,519,850
160,000	Silver Wheaton Corp.	3,043,200
235,000	Turquoise Hill Resources Ltd.†	733,200

		46,196,508

	Publishing — 0.9%
3,500	Graham Holdings Co., Cl. B	3,673,705
125,000	Il Sole 24 Ore SpA†	113,035
137,000	McGraw Hill Financial Inc.	14,165,800
66,000	Meredith Corp.	3,680,820
300,000	News Corp., Cl. A†	4,803,000
200,000	News Corp., Cl. B†	3,174,000
90,000	The E.W. Scripps Co., Cl. A†	2,559,600
25,000	The New York Times Co., Cl. A	344,000

		32,513,960

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	589,710
85,000	Forest City Enterprises Inc., Cl. A†	2,169,200
104,000	Griffin Land & Nurseries Inc.	3,233,360
239,000	The St. Joe Co.†	4,435,840

		10,428,110

	Real Estate Investment Trusts — 0.1%
14,422	Host Hotels & Resorts Inc.	291,036
128,000	Weyerhaeuser Co.	4,243,200

		4,534,236

	Retail — 3.3%
102,000	Aaron’s Inc.†	2,887,620
114,000	AutoNation Inc.†	7,333,620
108,000	Costco Wholesale Corp.	16,361,460
235,000	CST Brands Inc.	10,300,050
292,300	CVS Health Corp.	30,168,283
50,000	HSN Inc.	3,411,500
305,000	J.C. Penney Co. Inc.†	2,565,050
46,000	Krispy Kreme Doughnuts Inc.†	919,540
730,000	Lianhua Supermarket Holdings Ltd., Cl. H†	373,821
178,000	Macy’s Inc.	11,553,980
50,000	Murphy USA Inc.†	3,618,500
11,000	Outerwall Inc.	727,320
45,100	Penske Automotive Group Inc.	2,322,199
14,857	Rush Enterprises Inc., Cl. B†	367,265
50,000	The Cheesecake Factory Inc.	2,466,500
35,500	The Home Depot Inc.	4,033,155
64,600	The Kroger Co.	4,952,236

Shares		Market Value
54,000	Walgreens Boots Alliance Inc.	$4,572,720
107,000	Whole Foods Market Inc.	5,572,560

		114,507,379

	Specialty Chemicals — 1.8%
25,000	Airgas Inc.	2,652,750
12,000	Ashland Inc.	1,527,720
220,000	Chemtura Corp.†	6,003,800
615,000	Ferro Corp.†	7,718,250
20,000	FMC Corp.	1,145,000
110,000	General Chemical Group Inc.†	6,050
181,000	H.B. Fuller Co.	7,759,470
130,000	International Flavors & Fragrances Inc.	15,262,000
400,000	OMNOVA Solutions Inc.†	3,412,000
11,000	Praxair Inc.	1,328,140
223,000	Sensient Technologies Corp.	15,360,240
40,000	SGL Carbon SE†	652,889
65,000	Zep Inc.	1,106,950

		63,935,259

	Telecommunications — 1.9%
15,000	AT&T Inc.	489,750
40,000	CenturyLink Inc.	1,382,000
1,466,247	Cincinnati Bell Inc.†	5,175,852
255,000	Deutsche Telekom AG, ADR	4,649,925
30,000	Hellenic Telecommunications Organization SA†	266,123
25,000	Hellenic Telecommunications Organization SA, ADR†	109,625
75,200	Level 3 Communications Inc.†	4,048,768
55,500	Loral Space & Communications Inc.†	3,798,420
70,000	NII Holdings Inc.†	3,045
10,000	Oi SA, ADR†	15,400
6,000	Orange SA, ADR	96,060
80,000	Portugal Telecom SGPS SA	46,451
250,000	Sprint Corp.†	1,185,000
3,007,800	Telecom Italia SpA†	3,531,663
175,000	Telecom Italia SpA, ADR†	2,031,750
46,500	Telefonica Brasil SA, ADR	710,985
267,401	Telefonica SA, ADR	3,837,204
1,042,510	Telephone & Data Systems Inc.	25,958,499
164,000	Verizon Communications Inc.	7,975,320
52,000	VimpelCom Ltd., ADR	272,480

		65,584,320

	Transportation — 0.5%
310,000	GATX Corp.	17,973,800
4,000	Kansas City Southern	408,320
46,000	Providence and Worcester Railroad Co.	831,680

		19,213,800

	Wireless Communications — 0.6%
116,000	America Movil SAB de CV, Cl. L, ADR	2,373,360
9,000	Millicom International Cellular SA	649,350

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
38,000	Millicom International Cellular SA, SDR	$2,753,319
235,000	NTT DoCoMo Inc.	4,086,318
20,000	Tim Participacoes SA, ADR	331,600
50,000	T-Mobile US Inc.†	1,584,500
180,289	United States Cellular Corp.†	6,439,923
45,000	Vodafone Group plc, ADR	1,470,600

		19,688,970

	TOTAL COMMON STOCKS	3,470,758,717

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%†	781,605

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†	200

	Hotels and Gaming — 0.0%
1,057,275	Mandarin Oriental International Ltd., expire 04/08/15†	274,892

	TOTAL RIGHTS	275,092

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
285,000	Kinder Morgan Inc., expire 05/25/17†	1,168,500

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 05/14/18†(a)	366,000

	TOTAL WARRANTS	1,534,500

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 5,215,000	U.S. Treasury Bills, 0.105% to 0.125%††, 08/27/15 to 09/24/15	$5,212,725

	TOTAL INVESTMENTS — 100.0% (Cost $1,402,197,963)	$3,478,562,639

	Aggregate tax cost	$1,416,649,740

	Gross unrealized appreciation	$2,115,134,137
	Gross unrealized depreciation	(53,221,238)

	Net unrealized appreciation/depreciation	$2,061,912,899

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the market value of the Rule 144A security amounted to $366,000 or 0.01% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$1,530,620	$215,000	—	$1,745,620
Consumer Products	168,091,658	—	$30	168,091,688
Energy and Utilities	176,664,523	—	0	176,664,523
Other Industries (a)	3,124,256,886	—	—	3,124,256,886
Total Common Stocks	3,470,543,687	215,000	30	3,470,758,717
Preferred Stocks (a)	781,605	—	—	781,605
Rights (a)	—	—	275,092	275,092
Warrants (a)	1,168,500	366,000	—	1,534,500
U.S. Government Obligations	—	5,212,725	—	5,212,725
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,472,493,792	$5,793,725	$275,122	$3,478,562,639

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2015, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at March 31, 2015.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q115QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/15/2015

* Print the name and title of each signing officer under his or her signature.